Income Taxes Deferred Tax Asset (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 29,052	$ 18,898
Research and development credit	2,658	1,969
Depreciation and amortization	174	174
Other temporary differences	292	232
Gross deferred tax assets	32,176	21,273
Deferred tax asset valuation allowance	(32,176)	(21,273)
Net deferred tax assets	$ 0	$ 0